Derivative Instruments and Hedging (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregate Fair Value of Derivative Financial Instruments by Balance Sheet Classification and Location
The following table presents the aggregate fair value of the Company’s derivative financial instruments by balance sheet classification and location:

			Fair Value
	Balance Sheet Classification	Balance Sheet Location	December 31, 2022	January 1, 2022
Assets:
Interest rate swaps - current swaps	Current asset	Prepaid expenses and other current assets	$11,748	$—
Interest rate swaps - current swaps	Noncurrent asset	Other noncurrent assets	2,450	—

Total assets			$14,198	$—

Liabilities:
Interest rate swaps - current swaps	Current liability	Derivative payable	$—	$14,670

Total liabilities			$—	$14,670